Federated Short-Intermediate Total Return Bond Fund
(formerly, Federated Intermediate Government/Corporate Fund)
A Portfolio of Federated Institutional Trust
CLASS A SHARES (TICKER FGCAX)
CLASS R SHARES (TICKER SRBRX)
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2014
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith.
April 8, 2014
Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452116 (4/14)
Federated Short-Intermediate Total Return Bond Fund
(formerly, Federated Intermediate Government/Corporate Fund)
A Portfolio of Federated Institutional Trust
CLASS A SHARES (TICKER FGCAX)
CLASS R SHARES (TICKER SRBRX)
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2014
1. Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith.
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Christopher J. Smith.
April 8, 2014
Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452115 (4/14)
Federated Short-Intermediate Total Return Bond Fund
(formerly, Federated Intermediate Government/Corporate Fund)
A Portfolio of Federated Institutional Trust
CLASS A SHARES (TICKER FGCAX)
CLASS R SHARES (TICKER SRBRX)
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2014
Under the heading entitled “Portfolio Manager Information,” please delete the information related to Christopher J. Smith.
April 8, 2014

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452117 (4/14)